January 14, 2016

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No.176 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Funds, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add a new series, the Multi-Manager Equity Long/Short Fund, in existing share classes (A, P, Institutional, and R-6); existing share classes (R-3, R-4, and R-5) to existing series (the Blue Chip and Diversified Real Asset Funds); and an existing share class (P) to an existing series (Origin Emerging Markets Fund). Because the share classes currently exist and other disclosure in the filing has been reviewed recently as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks for the new fund, and annual fund operating expense information and examples for each fund). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information, and after-tax information in the average annual returns table.
The Amendment consists of the following:

(1)	Facing Page

(2)
Part A - a prospectus for Classes A, P, Institutional, and R-6 shares of the Multi-Manager Equity Long/Short Fund; Classes R-3, R-4, and R-5 shares of the Blue Chip and Diversified Real Asset Funds; and Class P shares of the Origin Emerging Markets Fund

(3)
Part B - an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end, as well as revisions related to the addition of the Multi-Manager Equity Long/Short Fund in Classes A, P, Institutional, and R-6 shares; the addition of Classes R-3, R-4, and R-5 shares to the Blue Chip and Diversified Real Asset Funds; and the addition of Class P shares to the Origin Emerging Markets Fund

(4)	Part C, and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series with an August 31 fiscal year end or for Registrant’s series with an October 31 fiscal year end.
Please call me at 515-235-1209 or Jennifer Block at 515-235-9154 if you have any questions.
Sincerely,

/s/ Britney L. Schnathorst

Britney L. Schnathorst
Assistant Counsel, Registrant